Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Fair Value Disclosure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Financial assets, Carrying amount	€ 90,249	€ 145,230
Financial liabilities
Financial liabilities, Carrying amount	101,071	188,039	€ 90,489
Financial liabilities, Fair value	€ (31,842)	65,895	€ 10,859
Cash and cash equivalents [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 6,987	22,858
Financial assets, Fair value	€ 6,987	22,858
Other investments (non-current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 6	5
Financial assets, Fair value	€ 6	5
Other financial receivables (current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 903	3,358
Financial assets, Fair value	€ 903	3,358
Other financial receivables (non-current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 25	6
Financial assets, Fair value	25	6
Financial Assets [Member]
Financial assets
Financial assets, Carrying amount	13,212	36,126
Financial assets, Fair value	€ 13,212	36,126
Loans and borrowings (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 48,560	13,333
Financial liabilities, Fair value	€ 48,560	13,333
Trade payables (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 16,731	29,299
Financial liabilities, Fair value	€ 16,731	29,299
Trade payables due to related parties (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 1,822	2,601
Financial liabilities, Fair value	€ 1,822	2,601
Lease liabilities (non-current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 1,866	2,336
Financial liabilities, Fair value
Lease liabilities (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 1,322	1,144
Financial liabilities, Fair value
Other payables financial (current) [Member]
Financial liabilities
Financial liabilities, Classification	At amortized cost
Financial liabilities, Carrying amount	€ 333	215
Financial liabilities, Fair value	333	215
Financial liabilities [Member]
Financial liabilities
Financial liabilities, Carrying amount	81,892	168,509
Financial liabilities, Fair value	€ 78,704	165,030
Level 2 Hierarchy [Member] | Warrant liabilities - private [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 3,061	15,826
Financial liabilities, Fair value	€ 3,061	15,826
Level 2 Hierarchy [Member] | Warrant liabilities - Shareholder loan [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 35,376	78,849
Financial liabilities, Fair value	€ 35,376	78,849
Level 2 Hierarchy [Member] | Warrant liabilities - convertible notes [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 11,259
Financial liabilities, Fair value	€ 11,259
Level 1 Hierarchy [Member] | Warrant liabilities - public [Member]
Financial liabilities
Financial liabilities, Classification	FVTPL
Financial liabilities, Carrying amount	€ 5,112	24,905
Financial liabilities, Fair value	€ 5,112	24,905
Trade receivables (current) [Member]
Financial assets
Financial assets, Classification	At amortized cost
Financial assets, Carrying amount	€ 5,289	9,900
Financial assets, Fair value	€ 5,289	€ 9,900